Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Income Taxes
Schedule of components of income tax expense

The components of income tax expense for the three months ended March 31 were as follows:

	March 31,	March 31,
	2024	2023
Income (loss) before taxes	$29,169	$(456,019)
Expected United States income tax (expense) benefit at a statutory rate of 21%	$(6,125.49)	$137,171
Expected State income tax (expense) benefit at a statutory rate of 0% and 8.84% at March 31, 2024 and 2023, respectively	—	45,672
Valuation allowance	6,125.49	—
Total income tax benefit	$—	$182,843

Consolidated income statement	December 31, 2023	December 31, 2022
Current income Tax:	$—	$—
Current tax on profits	14,334	—
Tax regarding prior years		—
Deferred tax:
Deferred taxation – current year	(1,994,609)	694,363
Deferred taxation – prior years	141,785	—
Income tax (expense) benefit reported in the income statement	$(1,838,490)	$694,363

Schedule of income tax rate reconciliation

	December 31, 2023	December 31, 2022
Accounting (loss) profit before tax from continuing operations	$(1,572,124)	$(1,620,117)
Accounting (loss) profit before income tax	(1,572,124)	(1,620,117)
Federal income tax benefit at federal statutory rate of 21%	330,146	340,198
State income tax benefit, net of federal benefit	121,463	93,644
Permanent differences, net	17,377	17,892
Other	156,123	242,629
Valuation allowance charges affecting the income tax provision	(2,463,599)	—
Total	$(1,838,490)	$694,363

Tabular disclosure of deferred tax assets and liabilities

	December 31, 2023	December 31, 2022
Non-Current
Deferred revenue	$121,052	$9,402
Loan Loss Reserve	9,083	—
Fixed assets	16	—
NOL carryforward	2,333,448	1,843,424
Valuation allowance	(2,463,599)	—
Net deferred tax assets	—	1,852,826
Reflected in the Balance Sheets:
position as follows:
Deferred tax assets	—	1,852,826
Deferred tax liabilities	—	—
Deferred tax assets net	$—	$1,852,826

Schedule of reconciliation of deferred tax assets and liabilities

	2023	2022
Opening balance as of January 1,	$1,852,826	$1,158,463
Tax (expense)/benefit during the period recognized in profit or loss	(1,852,826)	694,363
Closing balance as of December 31,	$—	$1,852,826